Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
10. Stock-based compensation
Stock options
The below summary includes stock option activity within the Company’s 2014 Stock Incentive Plan and 2019 Incentive Award Plan for the six months ended June 30, 2023:

	Number of shares in Plans	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of December 31, 2022	5,742,053	$2.35	6.69	$9,114

Granted	27,350	4.66	4.84	—
Exercised	(2,969)	0.07	—	$1
Forfeited	(1,026,948)	2.45	—	—

Outstanding as of June 30, 2023	4,739,486	$2.34	6.20	$3

Options exercisable as of June 30, 2023	4,249,097	$2.35	6.07	$3

Options unvested as of June 30, 2023	490,389	$2.20	7.33	$—

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.
Stock option valuation
The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and directors were as follows, presented on a weighted average basis:

June 30, 2023
Risk-free interest rate	3.6%
Expected term (in years)	6.0
Expected volatility	92.0%
Expected dividend yield	0.0%
The weighted-average grant date fair value of options granted during the three and six months ended June 30, 2023 was $3.58. The weighted-average grant date fair value of options granted during the three and six months ended June 30, 2022 was $0.92 and $1.57, respectively.
The total grant date fair value of options vested during the three and six months ended June 30, 2023 was $2,322 and $4,657, respectively. The total grant date fair value of options vested during the three and six months ended June 30, 2022 was $3,620 and $8,036, respectively.
Repricing of stock options
On August 17, 2022, the Board of Directors approved the repricing of all options granted under the 2019 Incentive Award Plan that were held by then current employees, executives, directors, and consultants for which the exercise price per share was greater than the closing price per share of the Company’s common stock on August 17, 2022 (Underwater Options) by reducing the exercise price of each Underwater Option to $2.14, the closing price per share of the Company’s common stock on August 17, 2022. Except for the modification of the exercise price, all other terms and conditions of the Underwater Options remain in effect.
The option repricing resulted in incremental stock-based compensation of $2,505, of which $169 and $339 was recorded as expense in the three and six months ended June 30, 2023, respectively. At June 30, 2023, $536 incremental expense remains which will be recognized as expense over the requisite service period in which the options vest.
Restricted stock units
The below summary includes restricted stock unit activity within the Company’s 2019 Incentive Award Plan for the six months ended June 30, 2023:

	Number of shares	Weighted average fair value
Unvested, December 31, 2022	3,101,650	$2.51
Awarded	1,666,340	4.78
Vested	(673,900)	0.97
Forfeited	(992,690)	3.84

Unvested as of June 30, 2023	3,101,400	$3.59

Stock-based compensation
The Company recognized stock-based compensation within the accompanying consolidated statements of operations as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Research and development	$171	$1,598	$1,010	$3,899
General and administrative	2,726	2,966	5,318	5,931

Total	$2,897	$4,564	$6,328	$9,830

As of June 30, 2023, total unrecognized stock-based compensation expense relating to unvested stock options and restricted stock units was $12,536. This amount is expected to be recognized over a weighted-average period of 1.72 years.

9. Stock-based compensation
On November 13, 2014, the Company adopted the 2014 Stock Incentive Plan (2014 Plan). All of the Company’s employees, officers, directors, and consultants are eligible to be granted options to purchase common shares and restricted stock under the terms of the 2014 Plan. The Company reserved an aggregate of 8,550,415 shares of common stock for issuance under the 2014 Plan. As of December 31, 2022, there were no shares of common stock available for future grants under the 2014 Plan.
On September 17, 2019, the Company’s board of directors and on September 19, 2019, its stockholders approved and adopted the 2019 Incentive Award Plan (2019 Plan). Under the 2019 Plan, the Company may grant stock options, stock appreciation rights, restricted stock, restricted stock units, and other stock and cash-based awards to individuals who are then employees, officers, directors or consultants of the Company, and employees and consultants of the Company’s subsidiaries. A total of 3,100,000 shares of common stock were approved to be initially reserved for issuance under the 2019 plan. The number of shares under the 2014 Plan subject to outstanding awards as of the effective date of the 2019 Plan that are subsequently canceled, forfeited or repurchased by the Company will be added to the shares reserved under the 2019 Plan. In addition, the number of shares of common stock available for issuance under the 2019 Plan will be automatically increased on the first day of each calendar year during the ten-year
term of the 2019 Plan, beginning with January 1, 2020 and ending with January 1, 2029, by the amount equal to 4% of the outstanding number of shares of the Company’s common stock on December 31 of the preceding calendar year or such lesser amount as determined by the Company’s board of directors.
All stock option grants are
non-statutory
stock options except option grants to employees (including officers and directors) intended to qualify as incentive stock options under the Internal Revenue Code of 1986, as amended. Incentive stock options may not be granted at less than the fair market value of the Company’s common stock on the date of grant, as determined in good faith by the Board of Directors at its sole discretion. Nonqualified stock options may be granted at an exercise price established by the Board of Directors at its sole discretion (which has not been less than fair market value on the date of grant) and the vesting periods may vary. Vesting periods are generally four years and are determined by the Board of Directors. Stock options become exercisable as they vest. Options granted under the 2014 Plan and the 2019 Plan expire no more than ten years from the date of grant.
Stock options
A summary of the stock option activity under the 2014 Plan and the 2019 Plan are as follows:

	Number of shares	Weighted average exercise price (1)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of December 31, 2020	6,816,798	$10.11	8.45	$171,415
Granted	1,357,426	32.76	8.07	—
Exercised	(642,314)	2.02	—	$11,652
Forfeited	(701,873)	16.48	—	—

Outstanding as of December 31, 2021	6,830,037	$5.35	7.76	$6,987

Granted	221,176	1.78	8.32	—
Exercised	(10,047)	1.24	—	$37
Forfeited	(1,299,113)	18.04	—	—

Outstanding as of December 31, 2022	5,742,053	$2.35	6.69	$9,114

Options exercisable as of December 31, 2022	4,579,486	$2.40	6.39	$7,071

Options unvested as of December 31, 2022	1,162,567	$2.12	7.84	$2,043

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the stock options and the fair value of the Company’s common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock.
(1)
On August 17, 2022, the Company’s Board of Directors approved the repricing of all options granted under the 2019 Incentive Award Plan that were held by then current employees, executives, directors, and consultants for which the exercise price per share was greater than the closing price per share of the Company’s common stock on August 17, 2022 (Underwater Options) by reducing the exercise price of each Underwater Option to $2.14, the closing price per share of the Company’s common stock on August 17, 2022. See “
Repricing of stock options
” section for more information.
Stock option valuation
The assumptions that the Company used to determine the grant-date fair value of stock options granted to employees and directors were as follows, presented on a weighted average basis:

	Year Ended December 31,
	2022	2021
Risk-free interest rate	3.0%	0.5%
Expected term (in years)	6.0	6.0
Expected volatility	80.0%	79.8%
Expected dividend yield	0.0%	0.0%
The weighted-average grant date fair value of options granted to employees during the years ended December 31, 2022 and 2021 was $1.58 and $22.39 respectively.
The total grant date fair value of options vested during the years ended December 31, 2022 and 2021 was $14,219 and $16,304, respectively.
Repricing of stock options
On August 17, 2022, the Board of Directors approved the repricing of each Underwater Option to $2.14, the closing price per share of the Company’s common stock on August 17, 2022. Except for the modification of the exercise price, all other terms and conditions of the Underwater Options remain in effect.
The option repricing resulted in incremental stock-based compensation of $2,505, of which $1,630 was recorded as expense in the year ended December 31, 2022 and $875 will be recognized as expense over the remaining vesting period.
Restricted stock units
The below summary includes restricted stock unit activity within the Company’s 2019 Incentive Award Plan for the year ended December 31, 2022.

	Number of shares	Weighted average fair value
Unvested, December 31, 2021	626,300	$9.54
Awarded	3,576,650	3.01
Vested	(551,450)	9.54
Forfeited	(549,850)	5.06

Unvested, December 31, 2022	3,101,650	$2.80

Stock-based compensation
Stock-based compensation expense of $19,831 and $21,750 for the years ended December 31, 2022 and 2021 respectively, is included in research and development and general and administrative expenses in the Company’s consolidated statements of operations and comprehensive loss.
As of December 31, 2022 and 2021, total unrecognized stock-based compensation expense relating to unvested stock options and restricted stock units was $19,537 and $39,112, respectively. This amount is expected to be recognized over a weighted-average period of 1.55 years and 2.49 years, respectively.